[LOGO Amundi Pioneer]





							Decemember 3, 2018



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust IV (the "Trust")
        File Nos. 333-126384 and 811-21781
        CIK No. 0001331854

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of the prospectus relating to Pioneer Classic Balanced Fund and Pioneer Multi-Asset Income Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 31 to the Trust's registration statement on Form N-1A, filed electronically on November 28, 2018 (Accession No. 0001331854-18-000020).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,



/s/ Daniel J. Hynes
-------------------------
   Daniel J. Hynes
   Senior Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820